UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • July 31, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.2%)
	France (21.0%)
	Aerospace & Defense
53,852	Airbus Group SE	$3,820,637

	Banks
63,363	BNP Paribas SA	4,127,291
215,394	Credit Agricole SA	3,393,405
		7,520,696
	Communications Equipment
643,563	Alcatel-Lucent (a)	2,429,249

	Electrical Equipment
52,790	Schneider Electric SE	3,686,735

	Hotels, Restaurants & Leisure
71,417	Accor SA	3,504,028

	Insurance
146,724	AXA SA	3,867,353

	Media
46,750	Publicis Groupe SA	3,539,601
70,401	SES SA	2,177,660
		5,717,261
	Multi-Utilities
170,151	Suez Environnement Co.	3,261,789
	Total France	33,807,748

	Germany (12.1%)
	Automobiles
45,056	Daimler AG (Registered)	4,027,403
10,819	Volkswagen AG (Preference)	2,167,272
		6,194,675
	Health Care Providers & Services
62,640	Fresenius SE & Co., KGaA	4,322,353

	Industrial Conglomerates
33,632	Siemens AG (Registered)	3,599,079

	Pharmaceuticals
36,017	Bayer AG (Registered)	5,312,330
	Total Germany	19,428,437

	Ireland (2.2%)
	Construction Materials
122,410	CRH PLC	3,618,368

	Italy (2.1%)
	Banks
508,267	UniCredit SpA	3,368,765

	Netherlands (4.3%)
	Diversified Telecommunication Services
830,111	Koninklijke KPN N.V. (b)	3,282,012

	Media
214,835	RELX N.V.	3,579,250
	Total Netherlands	6,861,262

	Spain (4.2%)
	Banks
339,298	Banco Bilbao Vizcaya Argentaria SA	3,433,452

	Information Technology Services
77,205	Amadeus IT Holding SA, Class A (b)	3,367,028
	Total Spain	6,800,480

	Sweden (2.1%)
	Machinery
286,207	Volvo AB, Class B	3,387,340

	Switzerland (18.4%)
	Chemicals
7,307	Syngenta AG (Registered)	3,009,610

	Food Products
97,647	Nestle SA (Registered)	7,397,041

	Insurance
12,226	Zurich Insurance Group AG (a)	3,723,597

	Pharmaceuticals
72,144	Novartis AG (Registered)	7,495,868
24,124	Roche Holding AG (Genusschein)	6,967,824
		14,463,692
	Textiles, Apparel & Luxury Goods
2,235	Swatch Group AG (The)	962,417
	Total Switzerland	29,556,357

	United Kingdom (29.8%)
	Aerospace & Defense
174,642	Rolls-Royce Holdings PLC (a)	2,165,475

	Banks
1,055,630	Barclays PLC	4,763,414

	Household Products
52,365	Reckitt Benckiser Group PLC	5,028,397

	Insurance
178,453	Prudential PLC	4,201,120

	Media
149,849	Pearson PLC	2,815,162

	Metals & Mining
732,030	Glencore PLC (a)	2,377,805

	Oil, Gas & Consumable Fuels
657,595	BP PLC	4,061,010
138,616	Royal Dutch Shell PLC, Class A	3,983,044
		8,044,054
	Pharmaceuticals
172,956	GlaxoSmithKline PLC	3,770,553

	Tobacco
92,527	British American Tobacco PLC	5,492,250
76,738	Imperial Tobacco Group PLC	4,032,547
		9,524,797
	Wireless Telecommunication Services
1,358,190	Vodafone Group PLC	5,129,683
	Total United Kingdom	47,820,460
	Total Common Stocks (Cost $120,538,438)	154,649,217

NUMBER OF SHARES (000)
Short-Term Investments (4.9%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (1.6%)
2,473	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,473,295)	2,473,295

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.5%)
$533	Barclays Capital, Inc. (0.15%, dated 07/31/15, due 08/03/15; proceeds $532,951; fully collateralized by a U.S. Government obligation; 1.00% due 05/31/18; valued at $543,604)	532,944
207	BNP Paribas Securities Corp. (0.13%, dated 07/31/15, due 08/03/15; proceeds $207,258; fully collateralized by various U.S. Government obligations; 0.00% - 3.75% due 03/03/16 - 08/15/41; valued at $211,402)	207,256
59	Merrill Lynch & Co., Inc. (0.13%, dated 07/31/15, due 08/03/15; proceeds $59,217; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/24; valued at $60,400)	59,216
	Total Repurchase Agreements (Cost $799,416)	799,416
	Total Securities held as Collateral on Loaned Securities (Cost $3,272,711)	3,272,711

NUMBER OF SHARES (000)
	Investment Company (2.8%)
4,571	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $4,571,440)		4,571,440
	Total Short-Term Investments (Cost $7,844,151)		7,844,151

	Total Investments (Cost $128,382,589) (d)	101.1%	162,493,368
	Liabilities in Excess of Other Assets	(1.1)	(1,760,019)
	Net Assets	100.0%	$160,733,349

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2015 were $5,636,208 and $5,933,354, respectively. The Fund received cash collateral of $3,272,711, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $2,660,643 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2015, advisory fees paid were reduced by $1,845 relating to the Fund’s investment in the Liquidity Funds.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,904,085 and the aggregate gross unrealized depreciation is $7,793,306 resulting in net unrealized appreciation of $34,110,779.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • July 31, 2015 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	$23,546,575		14.8%
Banks	19,086,327		12.0
Media	12,111,673		7.6
Insurance	11,792,070		7.4
Tobacco	9,524,797		6.0
Oil, Gas & Consumable Fuels	8,044,054		5.0
Food Products	7,397,041		4.6
Automobiles	6,194,675		3.9
Aerospace & Defense	5,986,112		3.8
Wireless Telecommunication Services	5,129,683		3.2
Household Products	5,028,397		3.2
Investment Company	4,571,440		2.9
Health Care Providers & Services	4,322,353		2.7
Electrical Equipment	3,686,735		2.3
Construction Materials	3,618,368		2.3
Industrial Conglomerates	3,599,079		2.3
Hotels, Restaurants & Leisure	3,504,028		2.2
Machinery	3,387,340		2.1
Information Technology Services	3,367,028		2.1
Diversified Telecommunication Services	3,282,012		2.1
Multi-Utilities	3,261,789		2.0
Chemicals	3,009,610		1.9
Communications Equipment	2,429,249		1.5
Metals & Mining	2,377,805		1.5
Textiles, Apparel & Luxury Goods	962,417		0.6
	$159,220,657	+	100.0%

+             Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • July 31, 2015 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$5,986,112	$—	$—	$5,986,112
Automobiles	6,194,675	—	—	6,194,675
Banks	19,086,327	—	—	19,086,327
Chemicals	3,009,610	—	—	3,009,610
Communications Equipment	2,429,249	—	—	2,429,249
Construction Materials	3,618,368	—	—	3,618,368
Diversified Telecommunication Services	3,282,012	—	—	3,282,012
Electrical Equipment	3,686,735	—	—	3,686,735
Food Products	7,397,041	—	—	7,397,041
Health Care Providers & Services	4,322,353	—	—	4,322,353
Hotels, Restaurants & Leisure	3,504,028	—	—	3,504,028
Household Products	5,028,397	—	—	5,028,397
Industrial Conglomerates	3,599,079	—	—	3,599,079
Information Technology Services	3,367,028	—	—	3,367,028
Insurance	11,792,070	—	—	11,792,070
Machinery	3,387,340	—	—	3,387,340
Media	12,111,673	—	—	12,111,673
Metals & Mining	2,377,805	—	—	2,377,805
Multi-Utilities	3,261,789	—	—	3,261,789
Oil, Gas & Consumable Fuels	8,044,054	—	—	8,044,054
Pharmaceuticals	23,546,575	—	—	23,546,575
Textiles, Apparel & Luxury Goods	962,417	—	—	962,417
Tobacco	9,524,797	—	—	9,524,797
Wireless Telecommunication Services	5,129,683	—	—	5,129,683
Total Common Stocks	154,649,217	—	—	154,649,217

Short-Term Investments
Investment Company	7,044,735	—	—	7,044,735
Repurchase Agreements	—	799,416	—	799,416
Total Short-Term Investments	7,044,735	799,416	—	7,844,151
Total Assets	$161,693,952	$799,416	$—	$162,493,368

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2015, securities with a total value of $141,733,040 transferred from Level 2 to Level 1. At July 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2015